Accounts payable for acquisition of investments	12 Months Ended
Dec. 31, 2017
Accounts payable for acquisition of investments [Abstract]
Accounts payable for acquisition of investments
18.	Accounts payable for acquisition of investments

Balances payable for acquisition of investments are detailed below:

	2017	2016
Equity interest acquired:
Viva	-	9,712
	-	9,712

Current	-	4,856
Non-current	-	4,856